Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The timing of our equity award grants is not intended to be influenced by the release of material nonpublic information. Equity awards, including stock options and other stock-based compensation, are generally granted at previously scheduled meetings of the Board of Directors and the Compensation Committee. In accordance with the Company’s incentive plans, all stock options and stock awards are granted with an exercise price and value equal to the fair market value of the Company’s common stock, determined as the closing price on the date of grant. The Compensation Committee may also approve equity-based grants in connection with the hiring or promotion of executive officers. To ensure compliance with best governance practices and mitigate the risk of improper grant timing, the Company generally seeks to avoid granting equity awards within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (including earnings results), and ending at least one business day after such disclosure. This is intended to prevent the appearance of opportunistic grant practices and align with regulatory expectations. The Compensation Committee periodically reviews its equity grant policies, including timing considerations, to ensure ongoing compliance with applicable laws, regulations, and best corporate governance practices.

Award Timing Method	The timing of our equity award grants is not intended to be influenced by the release of material nonpublic information. Equity awards, including stock options and other stock-based compensation, are generally granted at previously scheduled meetings of the Board of Directors and the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	To ensure compliance with best governance practices and mitigate the risk of improper grant timing, the Company generally seeks to avoid granting equity awards within the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information (including earnings results), and ending at least one business day after such disclosure.
MNPI Disclosure Timed for Compensation Value	false